Related party transactions	Feb. 05, 2021
Related Party Transactions [Abstract]
Related party transactions

NOTE 6. RELATED PARTY TRANSACTIONS
Founder Shares
In June 2020, the Sponsor purchased 4,312,500 shares of Class B common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. On February 2, 2021, the Company effected a stock dividend of 0.15942029 of a share of Class B common stock for each outstanding share of Class B common stock, resulting in the Sponsor holding an aggregate of 5,000,000 Founder Shares. As a result of the underwriter’s election to fully exercise their over-allotment option, a total of 625,000 of Founder Shares are no longer subject to forfeiture.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, or other similar transaction that results in all of the stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Director Compensation
On February 5, 2021, the Sponsor agreed to transfer an aggregate of 37,500 Founder Shares to the Company’s non-executive
directors. In addition, the Company agreed to pay an aggregate of $375,000 in one-time
cash bonus payments to its independent directors, which was recognized as general
and
administrative expense by the Company.
Administrative Support Agreement
The Company entered into an agreement dated as of February 2, 2021, pursuant to which the Company will pay the Sponsor an aggregate monthly fee of $33,333 for office space, utilities, secretarial and administrative support services, and reimbursement of a portion of compensation paid by the Sponsor to the Company’s officers and reimbursement of expenses. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.
Advances from Sponsor
On February 2, 2021, the Sponsor issued an unsecured promissory note to the Company (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $500,000. The Promissory Note is non-interest
bearing and payable on the earlier of (i) June 30, 2021 or (ii) the consummation of the Initial Public Offering. As of February 5, 2021, the Company has $71,706 payable to reimburse the Sponsor for payment of various fees and expenses paid by the Sponsor on the Company’s behalf, and no further drawdowns are permitted.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon completion of a Business Combination into Private Units at a price of $10.00 per Private Unit. To date, the Company had no outstanding borrowings under Working Capital Loans.